Reverse Merger - Schedule of Merger and After Redemptions (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Merger and After Redemptions [Line Items]
Proceeds from Merger	$ 5,268
Cash – GAMC trust and cash (net of redemption) [Member]
Schedule of Merger and After Redemptions [Line Items]
Proceeds from Merger	567
Cash – PIPE Financing [Member]
Schedule of Merger and After Redemptions [Line Items]
Proceeds from Merger	$ 4,701